UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

LSV CONSERVATIVE VALUE                           Value
EQUITY FUND                    Shares            (000)
------------------------------------------------------
COMMON STOCK (99.8%)
AEROSPACE & DEFENSE (5.2%)
 3M                              3,300      $      263
 Boeing                          5,600             466
 General Electric              207,400           7,344
 L-3 Communications Holdings,
   Cl 3                          1,700             188
 Northrop Grumman               13,600           1,079
 Tyco International              3,475             137
                                            ----------
                                                 9,477
                                            ----------
AGRICULTURAL OPERATIONS (0.5%)
 Archer-Daniels-Midland         19,500             859
                                            ----------

AGRICULTURAL PRODUCTS (0.4%)
 Corn Products International    20,600             696
                                            ----------

AIRCRAFT (0.6%)
 Honeywell International        14,300             845
 Lockheed Martin                 2,900             313
                                            ----------
                                                 1,158
                                            ----------
APPAREL RETAIL (0.4%)
 Gap                            39,100             748
                                            ----------

APPAREL/TEXTILES (0.0%)
 Liz Claiborne                     600              13
                                            ----------

ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
 Ameriprise Financial            7,500             415
                                            ----------

AUTOMOTIVE (1.3%)
 American Axle &
   Manufacturing Holdings       29,500             641
 Cooper Tire & Rubber           34,900             596
 General Motors                  6,700             190
 Lear                           29,700             872
 TRW Automotive Holdings         3,000              69
                                            ----------
                                                 2,368
                                            ----------
BANKS (14.1%)
 Bank of America               131,300           5,823
 BB&T                           25,300             918
 Comerica                       10,600             463
 Fannie Mae                      3,000             102
 First Horizon National          3,900              85
 JPMorgan Chase                114,300           5,435
 Keycorp                        32,200             842
 National City                   8,200             146
 PNC Financial Services Group   11,800             774
 Regions Financial              64,700           1,633
 SunTrust Banks                 21,800           1,503
 UnionBanCal                    10,300             505
 US Bancorp                     52,400           1,779
 Wachovia                       81,900           3,188
 Washington Mutual              23,100             460
 Wells Fargo                    53,400           1,816
                                            ----------
                                                25,472
                                            ----------

                                                 Value
                               Shares            (000)
------------------------------------------------------
BIOTECHNOLOGY (0.6%)
 Amgen *                        23,100      $    1,076
                                            ----------

BROADCASTING, NEWSPAPERS & ADVERTISING (0.8%)
 CBS, Cl B                      59,700           1,504
                                            ----------

BUILDING & CONSTRUCTION (0.7%)
 KB Home                           400              11
 Lennox International            7,000             260
 Masco                          41,500             952
                                            ----------
                                                 1,223
                                            ----------
CHEMICALS (2.7%)
 Dow Chemical                   51,400           1,987
 EI Du Pont de Nemours          29,500           1,333
 Lubrizol                        6,500             342
 PPG Industries                 14,400             952
 Rohm & Haas                       800              42
 RPM International              12,300             266
                                            ----------
                                                 4,922
                                            ----------
COMMERCIAL PRINTING (0.6%)
 RR Donnelley & Sons            30,100           1,050
                                            ----------

COMPUTERS & SERVICES (3.1%)
 Applied Materials              27,000             484
 Computer Sciences *            17,500             741
 Hewlett-Packard                 4,000             175
 International Business
   Machines                     17,600           1,889
 Seagate Technology             50,900           1,032
 Sun Microsystems *             67,400           1,179
 Symantec *                      9,300             167
                                            ----------
                                                 5,667
                                            ----------
CONSUMER DISCRETIONARY (1.4%)
 Kimberly-Clark                  8,100             532
 Procter & Gamble               30,300           1,998
                                            ----------
                                                 2,530
                                            ----------
CONSUMER PRODUCTS (0.9%)
 Brunswick                       4,500              86
 Hasbro                         12,200             317
 Mattel                         41,900             880
 Polaris Industries              9,600             417
                                            ----------
                                                 1,700
                                            ----------
DIVERSIFIED MANUFACTURING (0.2%)
 Teleflex                        6,000             355
                                            ----------

DIVERSIFIED METALS & MINING (0.5%)
 Freeport-McMoRan Copper &
   Gold                          8,800             783
 Southern Copper                 2,000             188
                                            ----------
                                                   971
                                            ----------
ELECTRICAL SERVICES (3.8%)
 Dominion Resources             15,500             666
 DTE Energy                     20,700             883
 FirstEnergy                    22,600           1,610
 NiSource                        2,900              55
 OGE Energy                        900              29
 PG&E                            9,900             406

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

LSV CONSERVATIVE VALUE                           Value
EQUITY FUND                    Shares            (000)
------------------------------------------------------
ELECTRICAL SERVICES (CONTINUED)
 Progress Energy                18,100      $      818
 Puget Energy                   11,000             288
 SCANA                          14,300             533
 TECO Energy                    43,600             727
 Westar Energy                   7,600             185
 Xcel Energy                    32,600             678
                                            ----------
                                                 6,878
                                            ----------
ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
 Republic Services, Cl A        17,900             537
                                            ----------

FINANCIAL SERVICES (4.9%)
 AmeriCredit *                   5,900              79
 Bear Stearns                    5,600             506
 CIT Group                      18,200             509
 Citigroup                     172,900           4,879
 Countrywide Credit Industry     4,800              33
 Discover Financial Services     3,600              63
 First Marblehead               12,000             197
 Freddie Mac                     3,000              91
 Goldman Sachs Group             7,000           1,405
 Lehman Brothers Holdings       12,200             783
 Morgan Stanley                  7,200             356
                                            ----------
                                                 8,901
                                            ----------
FOOD, BEVERAGE & TOBACCO (1.6%)
 Altria Group                    9,200             697
 Coca-Cola Enterprises          10,200             235
 ConAgra Foods                  24,000             517
 Pepsi Bottling Group           21,200             739
 Supervalu                      19,300             580
 Universal                       2,400             120
                                            ----------
                                                 2,888
                                            ----------
GAS/NATURAL GAS (0.7%)
 AGL Resources                  12,600             477
 Nicor                          17,600             722
                                            ----------
                                                 1,199
                                            ----------
GENERAL MERCHANDISE STORES (0.3%)
 Family Dollar Stores           30,100             633
                                            ----------

HEALTH CARE EQUIPMENT (0.1%)
 Covidien                        3,475             155
                                            ----------

HOUSEHOLD PRODUCTS  (0.0%)
 Valspar                           700              14
                                            ----------

HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.7%)
 Ethan Allen Interiors          17,100             529
 Leggett & Platt                29,300             557
 Whirlpool                       2,600             222
                                            ----------
                                                 1,308
                                            ----------
INSURANCE (9.6%)
 Allstate                       29,200           1,439
 American International Group   70,700           3,900
 Aspen Insurance Holdings       18,800             530
 Assurant                       16,000           1,038
 Chubb                          31,100           1,611

                                                 Value
                               Shares            (000)
------------------------------------------------------
INSURANCE (CONTINUED)
 Cigna                           3,100      $      152
 Genworth Financial, Cl A       43,900           1,068
 Hartford Financial Services
   Group                         3,300             267
 Lincoln National                8,800             478
 MBIA                           16,500             256
 Nationwide Financial Services,
   Cl A                         14,100             623
 Old Republic International      8,500             127
 Prudential Financial           21,000           1,772
 Torchmark                      12,900             788
 Travelers                      31,800           1,530
 Unum Group                     40,200             909
 XL Capital, Cl A               18,700             841
                                            ----------
                                                17,329
                                            ----------
LEASING & RENTING (0.3%)
 WW Grainger                     6,500             517
                                            ----------

MACHINERY (1.7%)
 Black & Decker                  7,300             530
 Caterpillar                     6,200             441
 Deere                           1,600             140
 Eaton                           3,000             248
 Illinois Tool Works             8,600             434
 Ingersoll-Rand, Cl A            7,500             296
 Parker Hannifin                14,100             953
                                            ----------
                                                 3,042
                                            ----------
MORTGAGE REIT'S (0.2%)
 Annaly Capital Management      17,900             353
 RAIT Financial Trust            6,600              61
                                            ----------
                                                   414
                                            ----------
MOTORCYCLE MANUFACTURERS (0.4%)
 Harley-Davidson                16,400             666
                                            ----------

MULTIMEDIA (0.2%)
 Time Warner                    28,400             447
                                            ----------

OFFICE ELECTRONICS (0.6%)
 Xerox                          67,400           1,038
                                            ----------

OFFICE EQUIPMENT (0.6%)
 HNI                            15,300             515
 Steelcase, Cl A                33,600             515
                                            ----------
                                                 1,030
                                            ----------
OIL & GAS STORAGE & TRANSPORTATION (0.3%)
 Overseas Shipholding Group      8,200             535
                                            ----------

PAPER & PAPER PRODUCTS (0.7%)
 International Paper            39,600           1,277
                                            ----------

PAPER PACKAGING (0.3%)
 Packaging Corp of America      20,000             485
 Sonoco Products                 1,600              49
                                            ----------
                                                   534
                                            ----------
PETROLEUM & FUEL PRODUCTS (14.6%)
 Apache                          4,500             430

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

LSV CONSERVATIVE VALUE                           Value
EQUITY FUND                    Shares            (000)
------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (CONTINUED)
 Chevron                        72,500      $    6,126
 ConocoPhillips                 55,900           4,490
 Exxon Mobil                   122,100          10,549
 Marathon Oil                   37,700           1,766
 Occidental Petroleum           12,600             855
 Patterson-UTI Energy           29,000             568
 Sunoco                          7,500             467
 Tesoro                          4,400             172
 Transocean                        951             117
 Valero Energy                  14,300             846
                                            ----------
                                                26,386
                                            ----------
PETROLEUM REFINING (0.5%)
 Devon Energy                   10,700             909
                                            ----------

PHARMACEUTICALS (7.1%)
 Eli Lilly                      34,200           1,762
 Forest Laboratories *          13,200             525
 Johnson & Johnson              37,300           2,360
 King Pharmaceuticals *         10,000             105
 Merck                           7,600             352
 Mylan Laboratories             19,600             292
 Pfizer                        246,400           5,763
 Watson Pharmaceuticals *       18,700             488
 Wyeth                          28,900           1,150
                                            ----------
                                                12,797
                                            ----------
PRINTING & PUBLISHING (0.8%)
 Gannett                         7,300             270
 Lexmark International, Cl A *  17,800             645
 New York Times, Cl C           36,100             604
                                            ----------
                                                 1,519
                                            ----------
RAILROADS (0.4%)
 Norfolk Southern               11,100             604
 Union Pacific                     500              62
                                            ----------
                                                   666
                                            ----------
REINSURANCE (0.5%)
 Everest Re Group                7,900             803
 Reinsurance Group of America    2,900             168
                                            ----------
                                                   971
                                            ----------
RETAIL (4.9%)
 Brinker International          19,900             370
 CBRL Group                     11,000             344
 Darden Restaurants             13,100             371
 Home Depot                     67,900           2,082
 Kroger                         43,700           1,112
 Macy's                         27,600             763
 McDonald's                     26,700           1,430
 Ruby Tuesday                    5,800              45
 Wal-Mart Stores                45,200           2,300
                                            ----------
                                                 8,817
                                            ----------
SECURITIES BROKERAGE/DEALERS (0.8%)
 Merrill Lynch & Company, Inc.  27,500           1,551
                                            ----------

SEMI-CONDUCTORS/INSTRUMENTS (1.0%)
 Intel                           1,600              34

                            Shares/Face          Value
                           Amount (000)          (000)
------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (CONTINUED)
 Molex                          20,400      $      491
 Texas Instruments              23,000             711
 Tyco Electronics               15,200             514
                                            ----------
                                                 1,750
                                            ----------
SPECIALIZED REIT'S (0.5%)
 Hospitality Properties Trust   18,200             618
 Sunstone Hotel Investors       21,500             358
                                            ----------
                                                   976
                                            ----------
SPECIALTY CHEMICALS (0.3%)
 Sherwin-Williams                8,400             481
                                            ----------

STEEL & STEEL WORKS (1.6%)
 Alcoa                          40,500           1,340
 Nucor                           9,200             532
 United States Steel             9,500             970
                                            ----------
                                                 2,842
                                            ----------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
 AT&T                          165,100           6,355
 Verizon Communications         84,800           3,293
                                            ----------
                                                 9,648
                                            ----------
TOTAL COMMON STOCK
   (Cost $200,645)                             180,859
                                            ----------

REPURCHASE AGREEMENT (0.2%)
 Morgan Stanley
   2.750%, dated 01/31/08, to
   be repurchased on 02/01/08,
   repurchase price $348,421
   (collateralized by a U.S.
   Treasury Bond, par value
   $207,510, 3.625%, 04/15/28,
   with total market value
   $355,364)                      $348             348
                                            ----------

TOTAL REPURCHASE AGREEMENT
   (Cost $348)                                     348
                                            ----------
TOTAL INVESTMENTS (100.0%)
 (Cost $200,993) +                          $  181,207
                                            ==========

   PERCENTAGES ARE BASED ON NET ASSETS OF $181,182(000).
*  NON-INCOME PRODUCING SECURITY.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST


+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $201,068(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,452(000) AND $(22,313)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-002-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.